Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Parenthetical) (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Merchant Solutions [Member]
Goodwill [Line Items]
Goodwill, Impaired, Accumulated Impairment Loss	$ 1,159,145	$ 1,159,145
Digital Wallet Segments [Member]
Goodwill [Line Items]
Goodwill, Impaired, Accumulated Impairment Loss	$ 723,042	$ 723,042